Related party transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related party transactions [abstract]
Disclosure of transactions between related parties
The total revenue recognized for each related party was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Volvo Cars	34,403	20,931	49,768	44,452
Volvofinans Bank AB	14,311	18,627	21,754	39,115
Geely	1,245	—	1,245	—
Total	$49,959	$39,558	$72,767	$83,567
The total purchases of goods, services and other for each related party were as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Volvo Cars	598,959	232,448	1,241,837	752,493
Volvofinans Bank AB	227	64	312	334
Geely	46,447	24,914	91,736	106,862
Total	$645,633	$257,426	$1,333,885	$859,689
Amounts due to related parties were as follows:

Trade payables - related parties, accrued expenses, other current liabilities and interest-bearing current liabilities to related parties	As of June 30, 2023	As of December 31, 2022
Volvo Cars	1,691,224	1,136,746
Geely	91,231	71,212
Volvofinans Bank AB	1,141	1,389
Total	$1,783,596	$1,209,347
In addition to current liabilities to related parties, Polestar had non-current lease liabilities to related parties amounting to $35,041 as of June 30, 2023 and $27,123 as of December 31, 2022 included in Other non-current interest-bearing liabilities.
The Group’s interest expense from related party liabilities was as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2023	2022	2023	2022
Interest expense - related parties	$17,755	$12,248	$25,948	$24,275
Amounts due from related parties
Amounts due from related parties were as follows:

Trade receivables - related parties and accrued income - related parties	As of June 30, 2023	As of December 31, 2022
Volvo Cars	97,340	120,302
Geely	1,340	3,751
Volvofinans Bank AB	4,383	3
Total	$103,063	$124,056